Derivative Instruments and Hedging Activities (Details) € in Millions, ₪ in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2022 ILS (₪)	Mar. 31, 2022 EUR (€)
Derivative Instruments and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset	$ 42.2
Gain (Loss) on derivative instrument	$ 0.7	$ 2.2
Conversion To NIS [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset | ₪			₪ 42.0
Conversion To Euro [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Notional amount of derivative asset | €				€ 41.1